Statements Of Changes In Net Assets Available For Benefits - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions
Participant contributions	$ 190,453,717	$ 184,725,308
Employer contributions	160,997,580	155,015,106
Rollovers	31,170,050	32,958,053
Total Contributions	382,621,347	372,698,467
Interest and dividend income (net of investment expenses)	23,176,239	23,290,648
Interest income on notes receivable from participants	4,440,221	3,830,012
Net appreciation in fair value of investments	746,353,188	602,128,832
Total Additions	1,156,590,995	1,001,947,959
Deductions
Benefits paid to participants	514,261,597	564,786,252
Deemed distributions	0	2,539,046
Administrative expenses	1,171,951	1,094,082
Total Deductions	515,433,548	568,419,380
Change in Net Assets Available for Benefits	641,157,447	433,528,579
Net Assets Available for Benefits, Beginning of Year	4,971,602,810	4,538,074,231
Net Assets Available for Benefits, End of Year	$ 5,612,760,257	$ 4,971,602,810